Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Cash and cash equivalents

22          Cash and cash equivalents

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Cash on hand	7	12
Cash at other financial institutions	—	103
Cash at banks	565,020	1,077,760
	565,027	1,077,875

	At December 31,
	2018	2019
	RMB’000	RMB’000
USD	421,806	718,156
RMB	140,292	271,568
HKD	—	77,489
SGD	2,929	8,318
IDR	—	2,344
	565,027	1,077,875